UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sonterra Capital, LLC

Address:  540 Madison Avenue, 34th Fl.
          New York, New York 10022


13F File Number: 028-14223

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tye Schlegelmilch
Title:   Managing Member
Phone:  (212) 605-6000


Signature, Place and Date of Signing:

  /s/ Tye Schlegelmilch           New York, New York         May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:             37

Form 13F Information Table Value Total:             $513,794
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number           Name

1.         028-14224                      Sonterra Capital Master Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                       Sonterra Capital, LLC
                                                           March 31, 2012



COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8

                                                           VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MGRS    SOLE     SHARED  NONE
--------------                 --------------  ------      --------- --------   --- ----  ----------- -----   -----    ------- ----
AGRIUM INC                     COM             008916108    5,182       60,000  SH        DEFINED     1          60,000
AMERICAN EAGLE OUTFITTERS NE   COM             02553E106   13,924      810,000  SH        DEFINED     1         810,000
CATERPILLAR INC DEL            COM             149123101   21,304      200,000      PUT   DEFINED     1         200,000
CF INDS HLDGS INC              COM             125269100    5,480       30,000  SH        DEFINED     1          30,000
CONSOL ENERGY INC              COM             20854P109   13,640      400,000      CALL  DEFINED     1         400,000
CSX CORP                       COM             126408103    7,532      350,000  SH        DEFINED     1         350,000
CUMMINS INC                    COM             231021106   24,008      200,000      PUT   DEFINED     1         200,000
CVR ENERGY INC                 COM             12662P108    8,474      316,794  SH        DEFINED     1         316,794
D R HORTON INC                 COM             23331A109    1,972      130,000  SH        DEFINED     1         130,000
ENPRO INDS INC                 COM             29355X107   20,985      510,572  SH        DEFINED     1         510,572
FLOWSERVE CORP                 COM             34354P105   22,051      190,900      PUT   DEFINED     1         190,900
HERTZ GLOBAL HOLDINGS INC      COM             42805T105   11,506      765,000  SH        DEFINED     1         765,000
INNOSPEC INC                   COM             45768S105    7,074      232,858  SH        DEFINED     1         232,858
INTL PAPER CO                  COM             460146103    5,830      166,100  SH        DEFINED     1         166,100
JOHNSON CTLS INC               COM             478366107   11,043      340,000  SH        DEFINED     1         340,000
KOSMOS ENERGY LTD              SHS             G5315B107    3,036      229,308  SH        DEFINED     1         229,308
LA Z BOY INC                   COM             505336107   17,263    1,153,943  SH        DEFINED     1       1,153,943
LENNAR CORP                    CL A            526057104    2,718      100,000  SH        DEFINED     1         100,000
LOUISIANA PAC CORP             COM             546347105    2,921      312,376  SH        DEFINED     1         312,376
LYONDELLBASELL INDUSTRIES N    SHS - A -       N53745100   21,825      500,000      PUT   DEFINED     1         500,000
MARRIOTT VACATIONS WRLDWDE C   COM             57164Y107   10,301      361,307  SH        DEFINED     1         361,307
MERITAGE HOMES CORP            COM             59001A102    2,793      103,200  SH        DEFINED     1         103,200
NABORS INDUSTRIES LTD          SHS             G6359F103    1,452       83,000  SH        DEFINED     1          83,000
NABORS INDUSTRIES LTD          SHS             G6359F103    8,745      500,000      CALL  DEFINED     1         500,000
PENN NATL GAMING INC           COM             707569109    9,777      227,486  SH        DEFINED     1         227,486
PITNEY BOWES INC               COM             724479100    8,790      500,000      PUT   DEFINED     1         500,000
ROCK-TENN CO                   CL A            772739207   14,647      216,807  SH        DEFINED     1         216,807
RTI INTL METALS INC            COM             74973W107    2,306      100,000      PUT   DEFINED     1         100,000
SARA LEE CORP                  COM             803111103   28,069    1,303,718  SH        DEFINED     1       1,303,718
SPDR SERIES TRUST              S&P HOMEBUILD   78464A888   21,350    1,000,000      PUT   DEFINED     1       1,000,000
TOLL BROTHERS INC              COM             889478103    2,639      110,000  SH        DEFINED     1         110,000
TRINITY INDS INC               COM             896522109    6,590      200,000      PUT   DEFINED     1         200,000
URS CORP NEW                   COM             903236107    8,504      200,000      PUT   DEFINED     1         200,000
WEATHERFORD INTERNATIONAL LT   REG SHS         H27013103   27,358    1,813,000  SH        DEFINED     1       1,813,000
WEATHERFORD INTERNATIONAL LT   REG SHS         H27013103   94,765    6,280,000      CALL  DEFINED     1       6,280,000
WPX ENERGY INC                 COM             98212B103   17,859      991,600  SH        DEFINED     1         991,600
YUM BRANDS INC                 COM             988498101   20,081      282,120  SH        DEFINED     1         282,120




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